TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER PAYABLES
Schedule of trade and other payables

	2016	2017
Trade payables	13,518	15,574
Other payables	172	217
Total trade and other payables	13,690	15,791

Schedule of trade payables

	2016	2017
Related parties
Radio frequency usage charges, concession fees and Universal Service Obligation (“USO”) charges	1,256	1,561
Purchases of equipments, materials and services	1,262	577
Payables to other telecommunication providers	324	322
Sub-total	2,842	2,460
Third parties
Purchases of equipments, materials and services	9,395	11,659
Payables to other telecommunication providers	1,281	1,455
Sub-total	10,676	13,114
Total	13,518	15,574

Schedule of trade payables by currency

	2016	2017
Rupiah	11,270	13,344
U.S. dollar	2,196	2,167
Others	52	63
Total	13,518	15,574